Warrants	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Warrants [Line Items]
WARRANTS

NOTE 5 - WARRANTS

During the six months ended January 31, 2023, the Company issued 13,534,535 warrants under promissory notes in which the warrants vested at the time of issuance. The warrants have an expiration term of five (5) years with an exercise price of $0.1195. Under the Black-Scholes valuation method, the relative fair market value of the warrants at time of issuance was approximately $666,971 and was recognized as a discount on the promissory notes. The company will amortize the debt discount as interest expense over 12 months.

The Company did not issue any warrants during the six months ended January 31, 2022.

A summary of the warrants outstanding as of January 31, 2023 and July 31, 2022, and the changes during the six months January 31, 2023, are presented below:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at July 31, 2022	108,841,179	$0.01	8.21
Granted	13,534,535	0.12	4.86
Exercised	(170,298)	$0.13	-
Forfeited and cancelled	(749,702)	$0.32	-
Outstanding on January 31, 2023	121,455,714	$0.02	7.44
Exercisable on January 31, 2023	94,530,240	$0.03	7.36

The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money warrants) of the 121,455,714 and 108,841,179 warrants outstanding as of January 31, 2023 and July 31, 2022, was $8,422,232 and $9,002,606, respectively.

The aggregate intrinsic value of 94,530,240 and 81,615,885 warrants exercisable on January 31, 2023 and July 31, 2022 was $6,316,674 and $6,757,037, respectively.

DIGERATI TECHNOLOGIES, INC [Member]
Warrants [Line Items]
WARRANTS

NOTE 7 - WARRANTS

During the year ended July 31, 2022, the Company did not issue any warrants.

During the year ended July 31, 2021, we issued the following warrants.

On November 17, 2020, the Company issued 107,701,179 Warrants to Post Road Special Opportunity Fund II LP (the “Warrant”) to purchase, initially, twenty-five percent (25%) of the Company’s total shares (the “Warrant”), calculated on a fully-diluted basis as of the date of issuance (the “Warrant Shares”) and subject to a reduction to fifteen percent (15%) as described below.

The number of Warrant Shares is adjustable to allow the holder to maintain, subject to certain share issuances that are exceptions, the right to purchase twenty-five percent (25%) of the Company’s total shares, calculated on a fully-diluted basis. The Warrant has an exercise price of $0.01 per share and the Warrant expires on November 17, 2030. Seventy-five percent (75%) of the Warrant Shares are immediately fully vested and not subject to forfeiture at any time for any reason. The remaining twenty-five percent (25%) of the Warrant Shares are subject to forfeiture based on the Company achieving certain performance targets which, if achieved, would result in twenty percent (20%) warrant coverage. If the minority shareholders of T3 Nevada convert their T3 Nevada shares into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), the Warrant Shares percentage shall also be lowered such that when combined with the achievement of the performance targets, the warrant coverage could be reduced to fifteen percent (15%).

In connection with the issuance of the Warrant, the three executives of the Company, Art Smith, Antonio Estrada, and Craig Clement entered into a Tag-Along Agreement (the “Tag-Along Agreement”) whereby they agreed that the holder of the Warrant or Warrant Share will have the right to participate or “tag-along” in any agreements to sell any shares of their Common Stock that such executives enter into. The Company also agreed, in connection with the issuance of the Warrant and pursuant to a Board Observer Agreement (the “Board Observer Agreement”), to grant Post Road the right to appoint a representative to each of the boards of directors of the Company and each of its subsidiaries, to attend all board meeting in a non-voting observer capacity. In addition, at issuance the Company recognized $6,462,050 in derivative liability associated with these warrants.

A summary of the warrants as of July 31, 2022, and 2021, and the changes during the years ended July 31, 2022, and 2021 are presented below:

	Warrants	Weighted- average exercise price	Weighted- average remaining contractual term (years)

Outstanding at July 31, 2020	2,540,000	$0.33	1.61
Granted	107,701,179	$0.01	9.50
Exercised	(330,000)	$0.10	-
Expired	(405,000)	$0.50	-
Outstanding at July 31, 2021	109,506,179	$0.01	9.17
Exercised	-	-	-
Expired	(665,000)	$0.18	-
Outstanding at July 31, 2022	108,841,179	$0.01	8.21
Exercisable at July 31, 2022	81,615,885	$0.01	8.22

The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money warrants) of the 108,841,179 and 109,506,179 warrants outstanding at July 31, 2022 and July 31, 2021 was $9,002,606 and $14,795,002, respectively.

The aggregate intrinsic value of the 81,615,885 and 82,280,885 warrants exercisable at July 31, 2022 and July 31, 2021 was $6,757,037 and $11,108,930, respectively.